Summary of significant accounting policies - Intangible assets, excluding goodwill (Details)	12 Months Ended
Dec. 31, 2021
Trademarks | Minimum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	2 years
Trademarks | Maximum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	10 years
Developed technology | Minimum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	6 years
Developed technology | Maximum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	18 years
Customer related intangibles | Minimum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	5 years
Customer related intangibles | Maximum
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	8 years
Patents and licences
Disclosure of detailed information about intangible assets
Useful lives of intangible assets, excluding goodwill (in years)	15 years